Schedule of Cash Flow, Supplemental Disclosures (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Supplemental Disclosure With Respect To Cash Flows Schedule Of Cash Flow, Supplemental Disclosures 1		187,362
Supplemental Disclosure With Respect To Cash Flows Schedule Of Cash Flow, Supplemental Disclosures 1	243,638
Supplemental Disclosure With Respect To Cash Flows Schedule Of Cash Flow, Supplemental Disclosures 2	1,702
Supplemental Disclosure With Respect To Cash Flows Schedule Of Cash Flow, Supplemental Disclosures 3	0
Supplemental Disclosure With Respect To Cash Flows Schedule Of Cash Flow, Supplemental Disclosures 4	0
Supplemental Disclosure With Respect To Cash Flows Schedule Of Cash Flow, Supplemental Disclosures 5	0
Supplemental Disclosure With Respect To Cash Flows Schedule Of Cash Flow, Supplemental Disclosures 6	0